Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Cash used in operations	$ (22,655)	$ (9,356)
Net cash used in operating activities	(22,655)	(9,356)
Cash flows from investing activities
Interest received	674
Capital expenditure on property, plant and equipment	(6)	(207)
Capital expenditure on intangibles	(1,068)	(16,930)
Net cash used in investing activities	(400)	(17,137)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs		19,788
Payments of lease liabilities	(284)	(558)
Payments of interest portion of lease liabilities	(37)	(99)
Proceeds from government grants	416	508
Net cash generated from financing activities	95	19,639
Net decrease in cash and cash equivalents	(22,960)	(6,854)
Cash and cash equivalents at beginning of period	44,455	48,966
Foreign exchange on cash and cash equivalents	(167)	(608)
Cash and cash equivalents at end of period	$ 21,328	$ 41,504